UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Stock Index Fund, Inc.

SEMIANNUAL REPORT June 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Stock Index Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, Inc., covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through June 30, 2016, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Stock Index Fund’s Initial shares produced a total return of 3.71%, and its Service shares produced a total return of 3.58%.1 In comparison, the fund’s benchmark, the Standard & Poor’s® 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 3.82% for the same period.2,3

U.S. stocks posted moderately positive total returns, on average, over the first half of 2016, masking heightened market volatility. The differences in returns between the fund and the S&P 500 Index were primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a proxy for the stock market in general, the S&P 500 Index is made up of 500 common stocks chosen to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund also may use stock index futures as a substitute for the sale or purchase of securities.

Risk Aversion Dominated the U.S. Stock Market

Large-cap stocks generally proved volatile over the first half of 2016 as investors grew more averse to risks in light of concerns regarding several global economic headwinds. In January 2016, disappointing economic data and stock market turbulence in China sparked sharp declines in commodity prices, and investors grew concerned about the potential impact of China’s troubles on the United States. Moreover, investors worried that higher short-term interest rates from the Federal Reserve Board (the “Fed”) might weigh on the domestic economic recovery. Consequently, U.S. stocks fell precipitously at the start of the year.

The market’s slide continued into February, but relatively strong U.S. economic data and better-than-expected corporate earnings helped trigger a rebound later in the month. The rally continued through the spring when the Fed refrained from implementing additional rate hikes, commodity prices rebounded, and foreign currencies strengthened against the U.S. dollar. Although a vote in the United Kingdom to leave the European Union introduced renewed market turmoil toward the end of June, U.S. markets bounced back quickly, enabling the S&P 500 Index to end the reporting period with a moderately positive total return.

Traditionally Defensive Sectors Led the Market’s Advance

Despite the S&P 500 Index’s positive total return over the first half of 2016, investors generally remained cautious in a market environment characterized by limited opportunities for earnings growth. Consequently, investors focused mainly on traditionally defensive and higher-yielding industry groups, while more growth-oriented areas remained out of favor.

The consumer staples sector proved to be the best-performing segment of the S&P 500 Index for the reporting period. Investors were attracted to the sector’s positive cash flows, predictable earnings, and high dividend yields. Food producers, tobacco companies, and household products

DISCUSSION OF FUND PERFORMANCE (continued)

sellers that had struggled in 2015 fared well over the first six months of 2016 after they reduced costs and achieved economies of scale through mergers and acquisitions. The energy sector rebounded strongly from previous weakness when oil and gas prices began to recover, helping to support gains among large, integrated energy producers. The dividend-paying utilities sector benefited from investors’ search for competitive levels of current income in a historically low interest-rate environment, and many electric utilities achieved higher revenues and earnings in the recovering U.S. economy.

The financials sector ranked as the worst-performing market sector for the reporting period. Banks’ profit margins were hurt by low short-term interest rates and narrowing yield differences along the bond market’s maturity spectrum. Furthermore, brokerage firms encountered lower trading volumes when many individual investors remained on the sidelines during a time of heightened market volatility. In the information technology sector, the mega-cap companies that led the stock market in 2015 gave back some of their previous gains when investors favored companies with higher dividend yields and lower levels of international exposure. Investors’ risk-averse investment postures also undermined the health care sector, where biotechnology developers were particularly hard hit by pricing pressures, and pharmaceutical companies struggled with slowing new-product pipelines and increased competition in the sale of generic drugs.

Replicating the Performance of the S&P 500 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, we have been encouraged by the stock market’s resilience in the face of political uncertainty and persistent global economic headwinds. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

July 15, 2016

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Stock Index Fund, made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends monthly and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™,”and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 1.37	$ 2.63
Ending value (after expenses)	$1,037.10	$1,035.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 1.36	$ 2.61
Ending value (after expenses)	$1,023.52	$1,022.28

† Expenses are equal to the fund’s annualized expense ratio of .27% for Initial shares and .52% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Automobiles & Components - .9%
BorgWarner	25,623		756,391
Delphi Automotive	32,171		2,013,905
Ford Motor	447,773		5,628,507
General Motors	162,767		4,606,306
Goodyear Tire & Rubber	31,651		812,165
Harley-Davidson	21,896	[a]	991,889
Johnson Controls	73,358		3,246,825
			18,055,988
Banks - 5.2%
Bank of America	1,181,791		15,682,367
BB&T	94,086		3,350,402
Citigroup	337,276		14,297,130
Citizens Financial Group	59,962		1,198,041
Comerica	20,407		839,340
Fifth Third Bancorp	90,986		1,600,444
Huntington Bancshares	89,435		799,549
JPMorgan Chase & Co.	419,046		26,039,518
KeyCorp	94,207		1,040,987
M&T Bank	18,806		2,223,433
People's United Financial	35,645		522,556
PNC Financial Services Group	57,835		4,707,191
Regions Financial	145,918		1,241,762
SunTrust Banks	58,424		2,400,058
U.S. Bancorp	187,426		7,558,891
Wells Fargo & Co.	530,261		25,097,253
Zions Bancorporation	21,151		531,525
			109,130,447
Capital Goods - 7.4%
3M	69,608		12,189,753
Acuity Brands	5,005		1,241,040
Allegion	10,480		727,626
AMETEK	27,624		1,277,058
Boeing	68,908		8,949,082
Caterpillar	66,379		5,032,192
Cummins	18,244		2,051,355
Danaher	68,306		6,898,906
Deere & Co.	34,307	[a]	2,780,239

Common Stocks - 99.1% (continued)	Shares		Value ($)
Capital Goods - 7.4% (continued)
Dover	18,477		1,280,826
Eaton	52,744		3,150,399
Emerson Electric	73,637		3,840,906
Fastenal	32,915	[a]	1,461,097
Flowserve	15,903		718,339
Fluor	16,907		833,177
Fortune Brands Home & Security	15,791		915,404
General Dynamics	33,489		4,663,008
General Electric	1,056,183		33,248,641
Honeywell International	87,763		10,208,592
Illinois Tool Works	37,281		3,883,189
Ingersoll-Rand	29,415		1,873,147
Jacobs Engineering Group	14,827	[b]	738,533
L-3 Communications Holdings	8,941		1,311,555
Lockheed Martin	30,089		7,467,187
Masco	38,626		1,195,088
Northrop Grumman	20,779		4,618,756
PACCAR	39,422		2,044,819
Parker-Hannifin	15,664		1,692,495
Pentair	20,249		1,180,314
Quanta Services	18,454	[b]	426,656
Raytheon	34,294		4,662,269
Rockwell Automation	15,000		1,722,300
Rockwell Collins	15,188		1,293,106
Roper Technologies	11,525		1,965,704
Snap-on	6,382		1,007,207
Stanley Black & Decker	17,422		1,937,675
Textron	31,660		1,157,490
TransDigm Group	6,138	[b]	1,618,529
United Rentals	10,672	[b]	716,091
United Technologies	89,313		9,159,048
W.W. Grainger	6,697	[a]	1,521,893
Xylem	21,521		960,913
			155,621,604
Commercial & Professional Services - .7%
Cintas	10,688		1,048,813
Dun & Bradstreet	3,839		467,744
Equifax	13,677		1,756,127
Nielsen Holdings	41,773		2,170,943

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Commercial & Professional Services - .7% (continued)
Pitney Bowes	22,559		401,550
Republic Services	28,105		1,442,068
Robert Half International	14,665		559,616
Stericycle	9,329	[a,b]	971,335
Tyco International	48,451		2,064,013
Verisk Analytics	17,523	[b]	1,420,765
Waste Management	48,001		3,181,026
			15,484,000
Consumer Durables & Apparel - 1.4%
Coach	31,980		1,302,865
D.R. Horton	38,002		1,196,303
Garmin	13,945		591,547
Hanesbrands	45,718		1,148,893
Harman International Industries	7,735		555,528
Hasbro	12,343		1,036,689
Leggett & Platt	15,962		815,818
Lennar, Cl. A	20,524		946,156
Mattel	39,749		1,243,746
Michael Kors Holdings	20,599	[b]	1,019,239
Mohawk Industries	7,084	[b]	1,344,260
Newell Rubbermaid	52,376		2,543,902
NIKE, Cl. B	153,362		8,465,582
PulteGroup	38,244		745,376
PVH	9,118		859,189
Ralph Lauren	7,019		629,043
Under Armour, Cl. A	20,303	[a,b]	814,759
Under Armour, Cl. C	20,447	[b]	744,275
VF	38,974		2,396,511
Whirlpool	8,800		1,466,432
			29,866,113
Consumer Services - 1.7%
Carnival	50,445		2,229,669
Chipotle Mexican Grill	3,478	[a,b]	1,400,799
Darden Restaurants	12,916		818,099
H&R Block	27,005		621,115
Marriott International, Cl. A	22,576	[a]	1,500,401
McDonald's	100,905		12,142,908
Royal Caribbean Cruises	19,147		1,285,721
Starbucks	168,108		9,602,329

Common Stocks - 99.1% (continued)	Shares		Value ($)
Consumer Services - 1.7% (continued)
Starwood Hotels & Resorts Worldwide	19,697	[c]	1,456,593
Wyndham Worldwide	13,376	[a]	952,772
Wynn Resorts	9,128		827,362
Yum! Brands	46,819		3,882,231
			36,719,999
Diversified Financials - 4.6%
Affiliated Managers Group	6,344	[b]	893,045
American Express	93,780		5,698,073
Ameriprise Financial	19,364		1,739,855
Bank of New York Mellon	123,144		4,784,144
Berkshire Hathaway, Cl. B	215,061	[b]	31,138,682
BlackRock	14,478		4,959,149
Capital One Financial	58,889		3,740,040
Charles Schwab	137,993		3,492,603
CME Group	38,854		3,784,380
Discover Financial Services	47,487		2,544,828
E*TRADE Financial	32,907	[b]	772,985
Franklin Resources	44,177		1,474,187
Goldman Sachs Group	44,377		6,593,535
Intercontinental Exchange	13,507		3,457,252
Invesco	47,976		1,225,307
Legg Mason	11,340		334,417
Leucadia National	37,276		645,993
Moody's	19,717		1,847,680
Morgan Stanley	172,663		4,485,785
Nasdaq	13,357		863,797
Navient	39,541		472,515
Northern Trust	24,502		1,623,503
S&P Global	30,994		3,324,416
State Street	46,013		2,481,021
Synchrony Financial	94,144	[b]	2,379,960
T. Rowe Price Group	28,648		2,090,445
			96,847,597
Energy - 7.3%
Anadarko Petroleum	58,556		3,118,107
Apache	42,404		2,360,631
Baker Hughes	49,541		2,235,785
Cabot Oil & Gas	52,049		1,339,741
Chesapeake Energy	57,801	[a,b]	247,388

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Energy - 7.3% (continued)
Chevron	216,305		22,675,253
Cimarex Energy	10,526		1,255,962
Columbia Pipeline Group	43,681		1,113,429
Concho Resources	14,688	[b]	1,751,838
ConocoPhillips	142,106		6,195,822
Devon Energy	60,093		2,178,371
Diamond Offshore Drilling	8,439	[a]	205,321
EOG Resources	62,826		5,240,945
EQT	19,794		1,532,649
Exxon Mobil	475,924		44,613,116
FMC Technologies	26,683	[b]	711,636
Halliburton	98,027		4,439,643
Helmerich & Payne	11,994	[a]	805,157
Hess	30,159		1,812,556
Kinder Morgan	207,914		3,892,150
Marathon Oil	95,409		1,432,089
Marathon Petroleum	60,872		2,310,701
Murphy Oil	18,377		583,470
National Oilwell Varco	43,828	[a]	1,474,812
Newfield Exploration	22,413	[b]	990,206
Noble Energy	47,968		1,720,612
Occidental Petroleum	87,293		6,595,859
ONEOK	23,907		1,134,387
Phillips 66	54,280	[a]	4,306,575
Pioneer Natural Resources	18,571		2,808,121
Range Resources	19,349		834,716
Schlumberger	158,742		12,553,317
Southwestern Energy	43,243	[a,b]	543,997
Spectra Energy	78,456		2,873,843
Tesoro	13,848		1,037,492
Transocean	38,142	[a]	453,508
Valero Energy	54,879		2,798,829
Williams	75,719		1,637,802
			153,815,836
Food & Staples Retailing - 2.3%
Costco Wholesale	50,238		7,889,376
CVS Health	123,441		11,818,241
Kroger	111,370		4,097,302
Sysco	59,903		3,039,478

Common Stocks - 99.1% (continued)	Shares		Value ($)
Food & Staples Retailing - 2.3% (continued)
Walgreens Boots Alliance	98,767		8,224,328
Wal-Mart Stores	175,528		12,817,055
Whole Foods Market	37,281	[a]	1,193,738
			49,079,518
Food, Beverage & Tobacco - 6.0%
Altria Group	224,526		15,483,313
Archer-Daniels-Midland	68,888		2,954,606
Brown-Forman, Cl. B	12,109		1,207,994
Campbell Soup	20,104		1,337,519
Coca-Cola	446,868		20,256,526
ConAgra Foods	49,075		2,346,276
Constellation Brands, Cl. A	20,079		3,321,067
Dr. Pepper Snapple Group	21,537		2,081,120
General Mills	68,254		4,867,875
Hershey	16,187		1,837,063
Hormel Foods	31,550		1,154,730
J.M. Smucker	13,524		2,061,193
Kellogg	29,169		2,381,649
Kraft Heinz	68,365		6,048,935
McCormick & Co.	13,139		1,401,537
Mead Johnson Nutrition	21,408		1,942,776
Molson Coors Brewing, Cl. B	20,639		2,087,222
Mondelez International, Cl. A	178,316		8,115,161
Monster Beverage	16,220	[b]	2,606,716
PepsiCo	165,343		17,516,437
Philip Morris International	178,035		18,109,720
Reynolds American	94,184		5,079,343
Tyson Foods, Cl. A	33,580		2,242,808
			126,441,586
Health Care Equipment & Services - 5.3%
Abbott Laboratories	169,644		6,668,706
Aetna	39,762		4,856,133
AmerisourceBergen	21,133		1,676,270
Anthem	30,170		3,962,528
Baxter International	63,355		2,864,913
Becton Dickinson & Co.	24,348		4,129,177
Boston Scientific	155,681	[b]	3,638,265
C.R. Bard	8,374		1,969,230
Cardinal Health	37,102		2,894,327

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.3% (continued)
Centene	19,439	[b]	1,387,361
Cerner	34,826	[b]	2,040,804
Cigna	29,430		3,766,746
DaVita HealthCare Partners	19,141	[b]	1,479,982
DENTSPLY SIRONA	27,435		1,702,067
Edwards Lifesciences	24,503	[b]	2,443,684
Express Scripts Holding	73,278	[b]	5,554,472
HCA Holdings	35,009	[b]	2,696,043
Henry Schein	9,394	[b]	1,660,859
Hologic	28,226	[b]	976,620
Humana	16,802		3,022,344
Intuitive Surgical	4,367	[b]	2,888,377
Laboratory Corporation of America Holdings	11,334	[b]	1,476,480
McKesson	25,854		4,825,649
Medtronic	160,749		13,948,191
Patterson	9,222		441,642
Quest Diagnostics	16,168		1,316,237
St. Jude Medical	32,606		2,543,268
Stryker	35,715		4,279,728
UnitedHealth Group	109,118		15,407,462
Universal Health Services, Cl. B	10,263		1,376,268
Varian Medical Systems	11,613	[a,b]	954,937
Zimmer Biomet Holdings	22,152		2,666,658
			111,515,428
Household & Personal Products - 2.1%
Church & Dwight	14,918		1,534,913
Clorox	14,727		2,038,070
Colgate-Palmolive	102,483		7,501,756
Estee Lauder, Cl. A	24,952		2,271,131
Kimberly-Clark	41,171		5,660,189
Procter & Gamble	305,489		25,865,754
			44,871,813
Insurance - 2.7%
Aflac	47,602		3,434,960
Allstate	43,041		3,010,718
American International Group	128,582		6,800,702
Aon	30,456		3,326,709
Arthur J. Gallagher & Co.	20,198		961,425
Assurant	7,939		685,215

Common Stocks - 99.1% (continued)	Shares		Value ($)
Insurance - 2.7% (continued)
Chubb	53,300		6,966,843
Cincinnati Financial	17,119		1,282,042
Hartford Financial Services Group	45,509		2,019,689
Lincoln National	29,104		1,128,362
Loews	30,753		1,263,641
Marsh & McLennan Cos.	59,453		4,070,152
MetLife	126,073		5,021,488
Principal Financial Group	30,470		1,252,622
Progressive	66,101		2,214,384
Prudential Financial	50,722		3,618,507
Torchmark	13,951		862,451
Travelers	33,804		4,024,028
Unum Group	27,763		882,586
Willis Towers Watson	15,637		1,943,835
XL Group	34,281		1,141,900
			55,912,259
Materials - 2.8%
Air Products & Chemicals	22,158		3,147,322
Albemarle	10,293		816,338
Alcoa	147,770		1,369,828
Avery Dennison	9,745		728,439
Ball	19,019		1,374,884
CF Industries Holdings	27,459		661,762
Dow Chemical	128,111		6,368,398
E.I. du Pont de Nemours & Co.	99,817		6,468,142
Eastman Chemical	16,345		1,109,826
Ecolab	30,037		3,562,388
FMC	15,049		696,919
Freeport-McMoRan	142,506	[a]	1,587,517
International Flavors & Fragrances	9,047		1,140,555
International Paper	47,531		2,014,364
LyondellBasell Industries, Cl. A	39,610		2,947,776
Martin Marietta Materials	7,567		1,452,864
Monsanto	49,738		5,143,407
Mosaic	40,195		1,052,305
Newmont Mining	59,467		2,326,349
Nucor	36,295		1,793,336
Owens-Illinois	18,523	[b]	333,599
PPG Industries	30,597		3,186,678

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Materials - 2.8% (continued)
Praxair	32,244		3,623,903
Sealed Air	22,529		1,035,658
Sherwin-Williams	9,229		2,710,280
Vulcan Materials	15,119		1,819,723
WestRock	29,686		1,153,876
			59,626,436
Media - 2.7%
CBS, Cl. B	47,776		2,600,925
Comcast, Cl. A	277,985		18,121,842
Discovery Communications, Cl. A	17,165	[b]	433,073
Discovery Communications, Cl. C	27,420	[b]	653,967
Interpublic Group of Companies	46,836		1,081,912
News Corp., Cl. A	43,318		491,659
News Corp., Cl. B	11,939		139,328
Omnicom Group	27,618		2,250,591
Scripps Networks Interactive, Cl. A	11,148	[a]	694,186
TEGNA	25,180		583,421
Time Warner	91,041		6,695,155
Twenty-First Century Fox, Cl. A	128,285		3,470,109
Twenty-First Century Fox, Cl. B	48,741		1,328,192
Viacom, Cl. B	40,362		1,673,812
Walt Disney	171,721		16,797,748
			57,015,920
Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
AbbVie	185,615	[a]	11,491,425
Agilent Technologies	38,030		1,687,011
Alexion Pharmaceuticals	25,386	[b]	2,964,069
Allergan	45,396	[b]	10,490,562
Amgen	86,215		13,117,612
Biogen	25,206	[b]	6,095,315
Bristol-Myers Squibb	190,842		14,036,429
Celgene	89,520	[b]	8,829,358
Eli Lilly & Co.	110,965		8,738,494
Endo International	22,725	[b]	354,283
Gilead Sciences	153,070		12,769,099
Illumina	16,786	[b]	2,356,419
Johnson & Johnson	315,488		38,268,694
Mallinckrodt	12,979	[b]	788,864
Merck & Co.	317,425		18,286,854

Common Stocks - 99.1% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 9.2% (continued)
Mylan	48,961	[b]	2,117,074
PerkinElmer	12,404		650,218
Perrigo	16,466		1,492,972
Pfizer	696,042		24,507,639
Regeneron Pharmaceuticals	8,918	[b]	3,114,433
Thermo Fisher Scientific	45,034		6,654,224
Vertex Pharmaceuticals	27,921	[b]	2,401,764
Waters	9,198	[b]	1,293,699
Zoetis	52,001		2,467,967
			194,974,478
Real Estate - 3.2%
American Tower	48,435	[c]	5,502,700
Apartment Investment & Management, Cl. A	17,532	[c]	774,213
AvalonBay Communities	15,545	[c]	2,804,163
Boston Properties	17,257	[c]	2,276,198
CBRE Group, Cl. A	31,523	[b,c]	834,729
Crown Castle International	38,087	[c]	3,863,164
Digital Realty Trust	16,729	[a,c]	1,823,294
Equinix	7,966	[c]	3,088,657
Equity Residential	41,470	[c]	2,856,454
Essex Property Trust	7,377	[c]	1,682,620
Extra Space Storage	14,040	[c]	1,299,262
Federal Realty Investment Trust	7,898	[c]	1,307,514
General Growth Properties	66,192	[c]	1,973,845
HCP	53,576	[a,c]	1,895,519
Host Hotels & Resorts	85,205	[c]	1,381,173
Iron Mountain	27,561	[c]	1,097,755
Kimco Realty	48,232	[c]	1,513,520
Macerich	14,562	[c]	1,243,449
Prologis	59,529	[c]	2,919,302
Public Storage	16,909	[c]	4,321,771
Realty Income	29,544	[a,c]	2,049,172
Simon Property Group	35,229	[c]	7,641,170
SL Green Realty	11,246	[c]	1,197,362
UDR	29,778	[c]	1,099,404
Ventas	38,353	[c]	2,792,865
Vornado Realty Trust	20,081	[c]	2,010,510
Welltower	40,557	[c]	3,089,227

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Real Estate - 3.2% (continued)
Weyerhaeuser	86,036	[c]	2,561,292
			66,900,304
Retailing - 5.5%
Advance Auto Parts	8,258		1,334,741
Amazon.com	44,402	[b]	31,774,959
AutoNation	7,596	[a,b]	356,860
AutoZone	3,476	[b]	2,759,388
Bed Bath & Beyond	17,729		766,247
Best Buy	33,600		1,028,160
CarMax	22,470	[a,b]	1,101,704
Dollar General	32,643		3,068,442
Dollar Tree	26,794	[b]	2,525,067
Expedia	13,236		1,406,987
Foot Locker	15,694		860,973
Gap	26,948	[a]	571,837
Genuine Parts	17,443		1,766,104
Home Depot	142,917		18,249,072
Kohl's	22,557		855,361
L Brands	29,010		1,947,441
LKQ	35,009	[b]	1,109,785
Lowe's	101,856		8,063,940
Macy's	35,581		1,195,877
Netflix	48,561	[b]	4,442,360
Nordstrom	15,957	[a]	607,164
O'Reilly Automotive	11,128	[b]	3,016,801
Priceline Group	5,668	[b]	7,075,988
Ross Stores	46,395		2,630,133
Signet Jewelers	9,046		745,481
Staples	70,232		605,400
Target	67,715		4,727,861
The TJX Companies	76,361		5,897,360
Tiffany & Co.	12,990	[a]	787,714
Tractor Supply	15,157		1,382,015
TripAdvisor	12,406	[a,b]	797,706
Ulta Salon Cosmetics & Fragrance	7,353	[b]	1,791,485
Urban Outfitters	10,574	[b]	290,785
			115,541,198
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices	35,658		2,019,669

Common Stocks - 99.1% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 2.8% (continued)
Applied Materials	125,374		3,005,215
Broadcom	42,493		6,603,412
First Solar	8,126	[b]	393,948
Intel	541,949		17,775,927
KLA-Tencor	17,801		1,303,923
Lam Research	17,752	[a]	1,492,233
Linear Technology	26,925		1,252,820
Microchip Technology	24,618	[a]	1,249,610
Micron Technology	122,883	[b]	1,690,870
NVIDIA	59,267		2,786,142
Qorvo	14,862	[b]	821,274
QUALCOMM	168,771		9,041,062
Skyworks Solutions	21,670		1,371,278
Texas Instruments	116,087		7,272,851
Xilinx	29,035		1,339,385
			59,419,619
Software & Services - 11.9%
Accenture, Cl. A	71,766		8,130,370
Activision Blizzard	58,427		2,315,462
Adobe Systems	56,945	[b]	5,454,762
Akamai Technologies	20,267	[b]	1,133,533
Alliance Data Systems	7,035	[b]	1,378,297
Alphabet, Cl. A	33,703	[b]	23,711,072
Alphabet, Cl. C	33,970	[b]	23,510,637
Autodesk	26,261	[b]	1,421,771
Automatic Data Processing	53,133		4,881,329
CA	33,996		1,116,089
Citrix Systems	17,703	[b]	1,417,833
Cognizant Technology Solutions, Cl. A	68,621	[b]	3,927,866
CSRA	15,515		363,516
eBay	124,265	[b]	2,909,044
Electronic Arts	34,818	[b]	2,637,812
Facebook, Cl. A	265,292	[b]	30,317,570
Fidelity National Information Services	31,786		2,341,992
Fiserv	25,546	[b]	2,777,617
Global Payments	17,616		1,257,430
International Business Machines	101,127		15,349,056
Intuit	29,412		3,282,673
MasterCard, Cl. A	111,508		9,819,394

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Software & Services - 11.9% (continued)
Microsoft	902,368		46,174,171
Oracle	357,436		14,629,856
Paychex	36,566		2,175,677
PayPal Holdings	126,366		4,613,623
Red Hat	20,430	[b]	1,483,218
salesforce.com	73,075	[b]	5,802,886
Symantec	70,773		1,453,677
Teradata	16,816	[b]	421,577
Total System Services	19,189		1,019,128
VeriSign	11,197	[a,b]	968,093
Visa, Cl. A	219,507		16,280,834
Western Union	57,798		1,108,566
Xerox	108,773		1,032,256
Yahoo!	99,486	[b]	3,736,694
			250,355,381
Technology Hardware & Equipment - 4.9%
Amphenol, Cl. A	34,615		1,984,478
Apple	629,020		60,134,312
Cisco Systems	577,329		16,563,569
Corning	123,692		2,533,212
EMC	222,473		6,044,591
F5 Networks	7,954	[b]	905,483
FLIR Systems	15,520		480,344
Harris	13,815		1,152,724
Hewlett Packard Enterprise	191,091		3,491,233
HP	197,830		2,482,767
Juniper Networks	39,657		891,886
Motorola Solutions	17,954		1,184,425
NetApp	34,821		856,248
Seagate Technology	34,194	[a]	832,966
TE Connectivity	41,100		2,347,221
Western Digital	31,531	[a]	1,490,155
			103,375,614
Telecommunication Services - 2.9%
AT&T	706,516		30,528,556
CenturyLink	62,913		1,825,106
Frontier Communications	129,129	[a]	637,897
Level 3 Communications	33,249	[b]	1,711,991

Common Stocks - 99.1% (continued)	Shares		Value ($)
Telecommunication Services - 2.9% (continued)
Verizon Communications	467,831		26,123,683
			60,827,233
Transportation - 2.0%
Alaska Air Group	14,053		819,149
American Airlines Group	66,525		1,883,323
CH Robinson Worldwide	16,456		1,221,858
CSX	109,886		2,865,827
Delta Air Lines	89,987		3,278,226
Expeditors International of Washington	20,904		1,025,132
FedEx	28,724		4,359,729
J.B. Hunt Transport Services	10,387		840,620
Kansas City Southern	12,523		1,128,197
Norfolk Southern	34,300		2,919,959
Ryder System	5,732		350,454
Southwest Airlines	74,600		2,925,066
Union Pacific	96,854		8,450,512
United Continental Holdings	38,692	[b]	1,587,920
United Parcel Service, Cl. B	78,939		8,503,309
			42,159,281
Utilities - 3.6%
AES	72,749		907,908
AGL Resources	13,585		896,202
Alliant Energy	20,878		828,857
Ameren	27,933		1,496,650
American Electric Power	56,071		3,930,016
American Water Works	20,416		1,725,356
CenterPoint Energy	50,611		1,214,664
CMS Energy	30,863		1,415,377
Consolidated Edison	34,881		2,805,828
Dominion Resources	70,667		5,507,079
DTE Energy	20,428		2,024,823
Duke Energy	79,052		6,781,871
Edison International	37,114		2,882,644
Entergy	20,837		1,695,090
Eversource Energy	35,457		2,123,874
Exelon	104,173		3,787,730
FirstEnergy	47,201		1,647,787
NextEra Energy	52,634		6,863,474
NiSource	34,869		924,726

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Utilities - 3.6% (continued)
NRG Energy	38,144		571,779
PG&E	56,910		3,637,687
Pinnacle West Capital	12,756		1,034,001
PPL	76,207		2,876,814
Public Service Enterprise Group	57,675		2,688,232
SCANA	15,546		1,176,210
Sempra Energy	27,193		3,100,546
Southern	107,639		5,772,680
TECO Energy	25,843		714,301
WEC Energy Group	36,719		2,397,751
Xcel Energy	56,928		2,549,236
			75,979,193
Total Common Stocks (cost $925,125,360)			2,089,536,845
Short-Term Investments - .1%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.24%, 9/15/16 (cost $1,169,418)	1,170,000	[d]	1,169,516
Other Investment - 1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $21,980,937)	21,980,937	[e]	21,980,937
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $13,861,267)	13,861,267	[e]	13,861,267
Total Investments (cost $962,136,982)	100.9%		2,126,548,565
Liabilities, Less Cash and Receivables	(.9%)		(18,752,189)
Net Assets	100.0%		2,107,796,376

a Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $48,178,577 and the value of the collateral held by the fund was $48,753,676, consisting of cash collateral of $13,861,267 and U.S. Government & Agency securities valued at $34,892,409.

b Non-income producing security.

c Investment in real estate investment trust.

d Held by or on behalf of a counterparty for open financial futures contracts.

e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.9
Pharmaceuticals, Biotechnology & Life Sciences	9.2
Capital Goods	7.4
Energy	7.3
Food, Beverage & Tobacco	6.0
Retailing	5.5
Health Care Equipment & Services	5.3
Banks	5.2
Technology Hardware & Equipment	4.9
Diversified Financials	4.6
Utilities	3.6
Real Estate	3.2
Telecommunication Services	2.9
Materials	2.8
Semiconductors & Semiconductor Equipment	2.8
Insurance	2.7
Media	2.7
Food & Staples Retailing	2.3
Household & Personal Products	2.1
Transportation	2.0
Short-Term/Money Market Investments	1.8
Consumer Services	1.7
Consumer Durables & Apparel	1.4
Automobiles & Components	.9
Commercial & Professional Services	.7
100.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

June 30, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized (Depreciation) at 06/30/2016 ($)

Financial Futures Long
Standard & Poor's 500 E-mini	242	25,291,420	September 2016	(59,104)
Gross Unrealized Depreciation				(59,104)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $48,178,577)—Note 1(b):
Unaffiliated issuers	926,294,778	2,090,706,361
Affiliated issuers	35,842,204	35,842,204
Cash		1,101,187
Dividends, interest and securities lending income receivable		2,377,739
Receivable for futures variation margin—Note 4		291,411
Prepaid expenses		11,328
		2,130,330,230
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		466,252
Liability for securities on loan—Note 1(b)		13,861,267
Payable for shares of Common Stock redeemed		6,200,098
Payable for investment securities purchased		1,852,479
Accrued expenses		153,758
		22,533,854
Net Assets ($)		2,107,796,376
Composition of Net Assets ($):
Paid-in capital		960,899,668
Accumulated undistributed investment income—net		1,051,342
Accumulated net realized gain (loss) on investments		(18,507,113)
Accumulated net unrealized appreciation (depreciation) on investments [including ($59,104) net unrealized (depreciation) on financial futures]		1,164,352,479
Net Assets ($)		2,107,796,376

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	1,909,981,524	197,814,852
Shares Outstanding	44,431,687	4,596,252
Net Asset Value Per Share ($)	42.99	43.04

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	22,931,840
Affiliated issuers	29,294
Income from securities lending—Note 1(b)	72,947
Interest	1,471
Total Income	23,035,552
Expenses:
Management fee—Note 3(a)	2,483,417
Distribution fees—Note 3(b)	240,636
Directors’ fees and expenses—Note 3(d)	90,132
Prospectus and shareholders’ reports	56,094
Professional fees	53,654
Loan commitment fees—Note 2	9,420
Shareholder servicing costs—Note 3(c)	2,053
Registration fees	352
Miscellaneous	87,395
Total Expenses	3,023,153
Less—reduction in fees due to earnings credits—Note 3(c)	(30)
Net Expenses	3,023,123
Investment Income—Net	20,012,429
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	20,487,566
Net realized gain (loss) on financial futures	665,288
Net Realized Gain (Loss)	21,152,854
Net unrealized appreciation (depreciation) on investments	33,694,818
Net unrealized appreciation (depreciation) on financial futures	(23,983)
Net Unrealized Appreciation (Depreciation)	33,670,835
Net Realized and Unrealized Gain (Loss) on Investments	54,823,689
Net Increase in Net Assets Resulting from Operations	74,836,118

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment income—net	20,012,429	38,033,215
Net realized gain (loss) on investments	21,152,854	78,121,420
Net unrealized appreciation (depreciation) on investments	33,670,835	(91,936,305)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,836,118	24,218,330
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(19,561,818)	(34,900,712)
Service Shares	(1,796,284)	(3,321,783)
Net realized gain on investments:
Initial Shares	(66,770,473)	(53,808,935)
Service Shares	(6,995,648)	(6,088,629)
Total Dividends	(95,124,223)	(98,120,059)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	91,950,461	213,837,562
Service Shares	10,320,047	12,117,429
Dividends reinvested:
Initial Shares	86,332,291	88,709,647
Service Shares	8,791,932	9,410,412
Cost of shares redeemed:
Initial Shares	(130,778,135)	(310,357,317)
Service Shares	(22,269,746)	(45,945,352)
Increase (Decrease) in Net Assets from Capital Stock Transactions	44,346,850	(32,227,619)
Total Increase (Decrease) in Net Assets	24,058,745	(106,129,348)
Net Assets ($):
Beginning of Period	2,083,737,631	2,189,866,979
End of Period	2,107,796,376	2,083,737,631
Undistributed investment income—net	1,051,342	2,397,015
Capital Share Transactions (Shares):
Initial Shares
Shares sold	2,189,654	4,841,013
Shares issued for dividends reinvested	2,042,323	2,036,868
Shares redeemed	(3,109,994)	(7,033,064)
Net Increase (Decrease) in Shares Outstanding	1,121,983	(155,183)
Service Shares
Shares sold	248,317	277,303
Shares issued for dividends reinvested	207,789	215,621
Shares redeemed	(530,224)	(1,030,819)
Net Increase (Decrease) in Shares Outstanding	(74,118)	(537,895)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended June 30, 2016 (Unaudited)
		Year Ended December 31,
Initial Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	43.42	44.99	40.84	31.86	29.48	29.67
Investment Operations:
Investment income—net[a]	.42	.80	.74	.66	.63	.54
Net realized and unrealized gain (loss) on investments	1.15	(.32)	4.65	9.39	3.95	.02
Total from Investment Operations	1.57	.48	5.39	10.05	4.58	.56
Distributions:
Dividends from investment income—net	(.45)	(.81)	(.75)	(.68)	(.64)	(.55)
Dividends from net realized gain on investments	(1.55)	(1.24)	(.49)	(.39)	(1.56)	(.20)
Total Distributions	(2.00)	(2.05)	(1.24)	(1.07)	(2.20)	(.75)
Net asset value, end of period	42.99	43.42	44.99	40.84	31.86	29.48
Total Return (%)	3.71[b]	1.11	13.42	32.02	15.74	1.88
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.27[c]	.27	.27	.29	.28	.27
Ratio of net expenses to average net assets	.27[c]	.27	.27	.29	.28	.27
Ratio of net investment income to average net assets	2.00[c]	1.81	1.76	1.82	2.02	1.81
Portfolio Turnover Rate	2.27[b]	3.74	1.59	3.76	3.13	3.27
Net Assets, end of period ($ x 1,000)	1,909,982	1,880,694	1,955,325	1,798,538	1,541,577	1,487,417

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended June 30, 2016 (Unaudited)
		Year Ended December 31,
Service Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	43.47	45.03	40.89	31.90	29.51	29.70
Investment Operations:
Investment income—net[a]	.37	.69	.64	.57	.56	.47
Net realized and unrealized gain (loss) on investments	1.15	(.31)	4.63	9.40	3.96	.02
Total from Investment Operations	1.52	.38	5.27	9.97	4.52	.49
Distributions:
Dividends from investment income—net	(.40)	(.70)	(.64)	(.59)	(.57)	(.48)
Dividends from net realized gain on investments	(1.55)	(1.24)	(.49)	(.39)	(1.56)	(.20)
Total Distributions	(1.95)	(1.94)	(1.13)	(.98)	(2.13)	(.68)
Net asset value, end of period	43.04	43.47	45.03	40.89	31.90	29.51
Total Return (%)	3.58[b]	.86	13.10	31.71	15.47	1.62
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.52[c]	.52	.52	.54	.53	.52
Ratio of net expenses to average net assets	.52[c]	.52	.52	.54	.53	.52
Ratio of net investment income to average net assets	1.75[c]	1.56	1.50	1.57	1.78	1.56
Portfolio Turnover Rate	2.27[b]	3.74	1.59	3.76	3.13	3.27
Net Assets, end of period ($ x 1,000)	197,815	203,044	234,542	239,742	185,127	168,177

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the Standard & Poor’s 500® Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities- Domestic Common Stocks†	2,078,771,370	-	-	2,078,771,370
Equity Securities- Foreign Common Stocks†	10,765,475	-	-	10,765,475
Mutual Funds	35,842,204	-	-	35,842,204
U.S. Treasury	-	1,169,516	-	1,169,516
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(59,104)	-	-	(59,104)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

At June 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2016, The Bank of New York Mellon

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

earned $21,641 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	6,753,514	79,138,304	72,030,551	13,861,267.7
Dreyfus Institutional Preferred Plus Money Market Fund	12,670,872	89,674,172	80,364,107	21,980,937	1.0
Total	19,424,386	168,812,476	152,394,658	35,842,204	1.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income $39,952,720 and long-term capital gains $58,167,339. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Index-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to an index-management agreement (the “Index Agreement”), Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, Mellon Capital pays the Custodian for its services to the fund.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

actual expenses incurred. During the period ended June 30, 2016, Service shares were charged $240,636 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2016, Initial shares were charged $1,133 pursuant to the Shareholders Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $798 for transfer agency services and $64 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $30.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $420,893, Distribution Plan fees $40,264, Chief Compliance Officer fees $4,812 and transfer agency fees $283.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2016, amounted to $46,286,735 and $66,646,125, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2016 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2016:

Average Market Value ($)
Equity financial futures	21,934,846

At June 30, 2016, accumulated net unrealized appreciation on investments was $1,164,411,583, consisting of $1,213,286,101 gross unrealized appreciation and $48,874,518 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”). The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

share. The LBO was closed in a two-step transaction with shares being repurchased by Tribune in a tender offer in June 2007 and in a go private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”). The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange. There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL. The fund was a defendant in at least one of the dismissed cases. The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. On March 29, 2016, the Second Circuit issued its decision on the appeal and cross-appeal. A panel of three judges unanimously affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Bankruptcy Code. On April 12, 2016, the plaintiffs/appellants filed a petition with the Second Circuit requesting rehearing of the appeal by the same panel of judges and/or rehearing en banc by all judges on the Second Circuit. As of July 13, 2016, the Second Circuit has not ruled on either request.

On November 11, 2013, Judge Sullivan entered Master Case Order No. 4 in the Tribune MDL. Master Case Order No. 4 addressed numerous procedural and administrative tasks for the cases that remain in the Tribune MDL, including the FitzSimons case. Pursuant to Master Case Order No. 4, the parties – through their executive committees and liaison counsel – attempted to negotiate a protocol for motions to dismiss and other procedural issues, and submitted rival proposals to the Court. On April 24, 2014 the Court entered an order setting a schedule for the first motions to dismiss in the FitzSimons case. Pursuant to that schedule, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014. Plaintiffs’ response brief was filed on June 23, 2014, and the reply brief was filed on July 3, 2014. As of July 13, 2016, no date for oral argument has been scheduled. The Court also preserved Shareholder Defendants’ rights to file nineteen motions to dismiss enumerated in their proposal and motions pursuant to Rules 12(b)(2)-(5) of the Federal Rules of Civil Procedure. If these various motions are necessary after the Court decides the global motion to dismiss, the Court will set further guidelines and briefing schedules.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”) and the Index Management Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Index Manager”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from the representatives of Dreyfus and the Index Manager. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited) (continued)

(“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the one-year period when the fund’s performance was at the Performance Group median, and ranked in the first quartile of the Performance Universe for the various periods, except for the one-year period. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were at the Expense Group median and below the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Index Manager in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Index Manager and Dreyfus. The Board also noted the Index Manager’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Index Manager, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Since Dreyfus, and not the fund, pays the Index Manager pursuant to the Index Management Agreement, the Board did not consider the Index Manager’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Index Manager from acting as investment adviser and

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited) (continued)

index manager, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to Dreyfus and the Index Manager were reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Index Manager, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

NOTES

NOTES

NOTES

For More Information

Dreyfus Stock Index Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Index Fund Manager

Mellon Capital Management Corporation
500 Grant Street
Pittsburgh, PA 15258

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0763SA0616

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    August 11, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 11, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)